Investment Objectives and Goals - Morgan Stanley Europe Opportunity Fund, Inc. - Classes A, L, I and C - Europe Opportunity Fund, Inc.	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Morgan Stanley Europe Opportunity Fund, Inc. (the “Fund”) seeks to maximize the capital appreciation of its investments.